Revenue, Other Income and Gains - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	May 27, 2015	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Licensing of intellectual property		$ 50,000	$ 65,402	$ 75,000
US and Non-US Territories
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Licensing of intellectual property	$ 400,000	$ 650,000